ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

Emeren Group Ltd, rebranded from ReneSola Ltd. in January 2023, was incorporated in the British Virgin Island on March 17, 2006. On January 29, 2008, Emeren Group Ltd and its subsidiaries (collectively, the “Company”) became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company is a solar project developer and operator, a solar downstream player. The Company develops and sells solar power projects or sells project SPVs (project development business); provides engineering, procurement and construction business (EPC business); and owns and operates solar power projects and sells the electricity generated by the operated solar power plants (IPP business). The Company conducts the IPP business, EPC business and project development business in a number of countries, including United States, Poland, Hungary, Spain, France, UK, Germany, Italy and China.